17. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible Assets
INTANGIBLE ASSETS

17. INTANGIBLE ASSETS

The intangible assets are split between assets with finite and indefinite lives.

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2017	$609,397	$17,000	$13,161	$639,558
Additions	—	—	12,577	12,577
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(2,654)	—	—	(2,654)
Cost as at December 31, 2017 and January 1, 2018	606,743	17,000	25,738	649,481
Additions	—	—	21,311	21,311
Disposals/retirements	—	—	—	—
Impact of foreign exchange	3,252	—	—	3,252
Cost as at December 31, 2018	$609,995	$17,000	$47,049	$674,044
Accumulated impairment as at January 1, 2017	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2017 and January 1, 2018	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2018	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2017	$605,643	$17,000	$25,738	$648,381
As at December 31, 2018	$608,895	$17,000	$47,049	$672,944

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangible assets
Cost as at January 1, 2017	$235,896	$198,652	$23,142	$16,718	$38,575	$59	$513,042
Additions	—	—	—	—	155	—	155
Disposals/retirements	—	(1)	—	—	—	—	(1)
Impact of foreign exchange	(261)	(337)	—	—	(3,140)	—	(3,738)
Cost as at December 31, 2017 and January 1, 2018	235,635	198,314	23,142	16,718	35,590	59	509,458
Additions	—	—	—	—	36	—	36
Disposals/retirements	—	—	—	—	(94)	—	(94)
Impact of foreign exchange	320	413	—	—	(2,658)	—	(1,925)
Cost as at December 31, 2018	$235,955	$198,727	$23,142	$16,718	$32,874	$59	$507,475
Accumulated amortization and impairment as at January 1, 2017	$(190,917)	$(108,850)	$(6,335)	$(10,017)	$(2,839)	$(30)	$(318,988)
Amortization	(8,749)	(11,434)	(2,890)	(925)	(2,329)	(3)	(26,330)
Disposals/retirements	—	1	—	—	—	—	1
Impact of foreign exchange	243	141	—	—	89	—	473
Accumulated amortization and impairment as at December 31, 2017 and January 1, 2018	(199,423)	(120,142)	(9,225)	(10,942)	(5,079)	(33)	(344,844)
Amortization	(8,020)	(10,114)	(2,891)	(924)	(2,352)	(4)	(24,305)
Disposals/retirements	—	—	—	—	94	—	94
Impact of foreign exchange	(327)	(308)	—	—	425	—	(210)
Accumulated amortization and impairment as at December 31, 2018	$(207,770)	$(130,564)	$(12,116)	$(11,866)	$(6,912)	$(37)	$(369,265)
Net carrying values
As at December 31, 2017	$36,212	$78,172	$13,917	$5,776	$30,511	$26	$164,614
As at December 31, 2018	$28,185	$68,163	$11,026	$4,852	$25,962	$22	$138,210

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2018			As at December 31, 2017
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangible assets	$674,044	$(1,100)	$672,944	$649,481	$(1,100)	$648,381
Finite life intangible assets	507,475	(369,265)	138,210	509,458	(344,844)	164,614
Total intangible assets	$1,181,519	$(370,365)	$811,154	$1,158,939	$(345,944)	$812,995

The orbital slots represent a right to operate satellites in a given longitudinal coordinate in space, where geostationary orbit may be achieved. They are limited in availability and represent a scarce resource. Usage of orbital slots is licensed through the International Telecommunications Union. Satellite operators can generally expect, with a relatively high level of certainty, continued occupancy of an assigned orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over. As a result of the expectancy right to maintain the once awarded orbital slots, an indefinite life is typically associated with orbital slots.

The Company’s trade name has a long and established history, a strong reputation and has been synonymous with quality and growth within the satellite industry. It has been assigned an indefinite life because of expected ongoing future use.

The Company’s intellectual property relates to development relating to its planned LEO constellation. It has been assigned an indefinite life because of anticipated ongoing future use.

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	1 to 6
Customer relationships	1 to 10
Customer contracts	2 to 8
Transponder rights	4
Concession rights	1 to 12
Patent	7

All of the Company’s intangible assets have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities as at December 31, 2018 and 2017 (Note 24).

Impairment

Finite life intangible assets are assessed for impairment at the Company’s CGU level. Indefinite life intangible assets are tested for impairment at the individual asset level. The annual impairment tests for these assets were performed in the fourth quarters of 2018, 2017 and 2016 in accordance with the policy described in Note 4.

No impairment loss was recognized in the years ended December 31, 2018, 2017 and 2016.

The recoverable amount, for indefinite life intangible assets valued using the income approach, which is equal to the fair value less costs of disposal, was calculated using the following assumptions:

	2017	2016
Discount rate	10.00%	10.25% to 10.75%

Some of the more sensitive assumptions used, including the forecasted cash flows and the discount rate, could have yielded different estimates of the recoverable amount. Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.

For the indefinite life intangible assets, in 2018, after performing the qualitative assessment, the Company concluded that it is remote that the fair value is less than the carrying amount. Therefore, the quantitative impairment test was not required.